STOCKS - Voting (Details)	12 Months Ended
Dec. 31, 2022 director
STOCKS
Number of directors entitled to be elected by common shareholders	2
Series A Preferred stock
STOCKS
Number of directors entitled to be elected by preferred shareholders	1
Series B Preferred stock
STOCKS
Number of directors entitled to be elected by preferred shareholders	2